RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Trade and other payables	[1]	$ 22		$ 53
Related parties' expenses amounts charged to research and development expenses	[1]	$ 74	$ 70

[1]	The Company incurred expenses for research and development services provided by related party for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.